Schedule of Investments (unaudited)
July 31, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Aerospace & Defense — 0.6%
AeroVironment, Inc., 0.00% 07/15/30(a)	$15,250	$13,883,650
Intuitive Machines, Inc., 2.50%, 10/01/30(b)	7,200	9,513,866
Joby Aviation, Inc., 0.75%, 02/15/32	13,775	11,107,730
Voyager Technologies, Inc., 0.75%, 11/15/30(b)	9,525	10,501,629
		45,006,875
Airlines — 0.2%
JetBlue Airways Corp., 2.50%, 09/01/29	9,675	11,004,176
Auto Manufacturers — 1.6%
Fisker, Inc., 2.50%, 09/15/26(b)(c)(d)	9,762	3,964
Lucid Group, Inc.
5.00%, 04/01/30(b)	23,150	10,212,605
7.00%, 11/01/31(b)	19,100	10,361,000
NIO, Inc.
3.88%, 10/15/29	12,300	12,419,915
4.63%, 10/15/30	11,550	11,549,464
Rivian Automotive, Inc.
3.63%, 10/15/30	36,325	37,652,003
4.63%, 03/15/29	32,200	36,090,884
		118,289,835
Biotechnology — 5.4%
Alnylam Pharmaceuticals, Inc.
0.00%, 09/15/28(a)(b)	13,500	12,301,529
1.00%, 09/15/27	8,000	8,282,715
ANI Pharmaceuticals, Inc., 2.25%, 09/01/29	7,100	8,940,134
Arrowhead Pharmaceuticals, Inc., 0.00% 01/15/32(a)	14,746	18,318,115
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/27	12,728	12,394,046
Bridgebio Pharma, Inc.
0.75%, 02/01/33(b)	13,311	13,752,075
1.75%, 03/01/31	12,000	21,321,296
2.25%, 02/01/29	16,075	18,282,330
2.50%, 03/15/27	11,695	22,145,135
Celcuity, Inc., 0.25%, 08/01/32	12,975	13,465,319
CRISPR Therapeutics AG, 1.73%, 03/01/31(b)	12,062	12,098,051
Cytokinetics, Inc., 1.75%, 10/01/31(b)	15,800	22,085,078
Halozyme Therapeutics, Inc.
0.00%, 02/15/31(a)(b)	15,790	17,452,669
0.88%, 11/15/32(b)	15,990	18,080,874
1.00%, 08/15/28	10,175	15,463,369
Immunocore Holdings PLC, 2.50%, 02/01/30	8,150	7,486,444
Innoviva, Inc., 2.13%, 03/15/28	5,175	5,384,917
Ionis Pharmaceuticals, Inc.
0.00%, 12/01/30(a)(b)	17,075	15,101,045
1.75%, 06/15/28	12,100	14,412,973
Ligand Pharmaceuticals, Inc.
0.00%, 09/15/31(a)(b)	15,550	16,588,652
0.75%, 10/01/30(b)	9,674	15,398,171
NeoGenomics, Inc., 0.75%, 07/01/32(b)	8,000	10,496,331
Nuvation Bio, Inc., 0.75%, 07/01/32	5,925	6,613,820
PTC Therapeutics, Inc., 0.00% 06/15/31(a)(b)	12,381	12,002,734
Revolution Medicines, Inc., 0.50%, 05/01/33	10,250	12,700,392
Sarepta Therapeutics, Inc., 4.88%, 09/01/30(b)	18,625	15,273,131
Syndax Pharmaceuticals, Inc., 2.25%, 06/15/31(b)	5,650	6,389,347
Travere Therapeutics, Inc., 0.50%, 05/15/32	11,035	12,875,331
Viridian Therapeutics, Inc., 1.75%, 05/15/32	6,050	6,654,204
		391,760,227
Coal — 0.1%
Peabody Energy Corp., 0.50%, 06/01/31(b)	5,500	4,877,010
Security	Par (000)	Value
Coal (continued)
Ramaco Resources, Inc., 0.00% 11/01/31(a)	$7,350	$4,832,041
		9,709,051
Commercial Services — 1.9%
Affirm Holdings, Inc., 0.75%, 12/15/29	19,570	21,253,426
Alarm.com Holdings, Inc., 2.25%, 06/01/29	10,250	10,078,659
Block, Inc., 0.25%, 11/01/27	12,429	11,807,492
Euronet Worldwide, Inc., 0.63%, 10/01/30(b)	20,490	18,519,895
Global Payments, Inc., 1.50%, 03/01/31	42,463	39,318,870
Hertz Corp. (The), 5.50%, 10/01/30(b)	8,625	2,225,363
Repay Holdings Corp., 2.88%, 07/15/29(b)	6,350	5,838,107
Shift4 Payments, Inc., 0.50%, 08/01/27	12,725	12,176,436
Stride, Inc., 1.13%, 09/01/27	8,758	13,814,726
		135,032,974
Computers — 8.2%
Check Point Software Technologies Ltd., 0.00% 12/15/30(a)(b)	42,100	38,988,996
CyberArk Software Ltd., 0.00% 06/15/30(a)	23,100	37,846,004
Lumentum Holdings, Inc., 0.38%, 03/15/32(b)	26,700	104,055,135
PAR Technology Corp., 4.00%, 03/15/31(b)	5,525	6,719,966
Parsons Corp., 2.63%, 03/01/29	16,325	15,741,970
Rapid7, Inc.
0.25%, 03/15/27	12,805	12,410,779
1.25%, 03/15/29	5,725	4,910,471
Rubrik, Inc., 0.00% 06/15/30(a)	23,703	23,521,649
Super Micro Computer, Inc.
0.00%, 06/15/30(a)	48,850	42,019,418
2.25%, 07/15/28	14,875	14,403,758
3.50%, 03/01/29	36,428	32,394,606
Varonis Systems, Inc., 1.00%, 09/15/29	9,375	8,943,218
Western Digital Corp., 3.00%, 11/15/28	14,815	213,866,746
Zscaler, Inc., 0.00% 07/15/28(a)	36,525	33,880,889
		589,703,605
Cosmetics & Personal Care — 0.2%
Oddity Finance LLC, 0.00% 06/15/30(a)(b)	11,800	8,284,842
SkinHealth Systems, Inc., 7.95%, 11/15/28(b)	2,550	2,512,499
		10,797,341
Diversified Financial Services — 2.8%
Coinbase Global, Inc.
0.00%, 10/01/29(a)(b)	31,275	26,994,765
0.00%, 10/01/32(a)(b)	31,575	24,372,259
0.25%, 04/01/30	26,800	23,809,293
Galaxy Digital Holdings LP, 0.50%, 05/01/31(b)	26,625	20,004,185
SoFi Technologies, Inc.
0.00%, 10/15/26(a)(b)	6,518	6,504,777
1.25%, 03/15/29(b)	18,375	34,170,406
Twenty One Capital, Inc., 1.00%, 12/01/30(b)	10,450	8,925,453
Upstart Holdings, Inc.
0.00%, 02/15/32(a)(b)	14,852	10,523,644
1.00%, 11/15/30	10,661	8,125,112
2.00%, 10/01/29	8,850	9,054,274
WisdomTree, Inc.
4.50%, 10/01/31(b)	12,375	15,022,212
4.63%, 08/15/30(b)	9,925	12,695,985
		200,202,365
Electric — 7.2%
Alliant Energy Corp., 3.25%, 05/30/28	12,100	12,809,615
CenterPoint Energy, Inc.
2.88%, 05/15/29(b)	14,454	14,352,510
3.00%, 08/01/28(b)	21,056	21,930,996

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CMS Energy Corp.
3.13%, 05/01/31(b)	$20,837	$20,764,651
3.38%, 05/01/28	16,450	17,777,151
Duke Energy Corp., 3.00%, 03/15/29(b)	30,872	30,486,480
Evergy, Inc., 4.50%, 12/15/27	24,964	34,114,563
Exelon Corp., 3.25%, 03/15/29(b)	20,300	20,442,104
FirstEnergy Corp.
3.63%, 01/15/29	28,321	31,189,918
3.88%, 01/15/31	23,965	26,823,068
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	21,054	27,383,983
Ormat Technologies, Inc., Series A, 1.50%, 03/15/31(b)	17,375	17,795,246
PG&E Corp., 4.25%, 12/01/27	45,044	46,201,679
Pinnacle West Capital Corp., 4.75%, 06/15/27	11,050	12,570,947
PPL Capital Funding, Inc.
2.88%, 03/15/28	21,062	23,367,493
3.00%, 12/01/30(b)	24,900	24,995,131
Southern Co.(The)
3.25%, 06/15/28	35,008	35,297,900
4.50%, 06/15/27	17,713	19,300,521
TXNM Energy, Inc., 5.75%, 06/01/54	11,450	15,189,146
WEC Energy Group, Inc.
3.38%, 06/01/28	18,960	19,276,624
4.38%, 06/01/27	18,150	20,812,239
4.38%, 06/01/29	18,350	21,686,777
		514,568,742
Electronics — 2.0%
Advanced Energy Industries, Inc., 0.00% 05/15/31(a)(b)	24,893	24,274,745
Avnet, Inc., 1.75%, 09/01/30(b)	13,675	19,145,800
Enovix Corp., 4.75%, 09/15/30(b)	7,350	4,991,258
Itron, Inc.
0.00%, 03/15/32(a)(b)	16,956	17,395,628
1.38%, 07/15/30	16,850	17,704,697
Mirion Technologies, Inc.
0.00%, 10/01/31(a)(b)	7,250	6,231,112
0.25%, 06/01/30(b)	8,250	8,070,737
OSI Systems, Inc.
0.50%, 02/01/31(b)	12,100	11,373,265
2.25%, 08/01/29	7,075	9,509,657
Vishay Intertechnology, Inc., 2.25%, 09/15/30	15,825	22,428,595
		141,125,494
Energy - Alternate Sources — 1.0%
Array Technologies, Inc.
1.00%, 12/01/28	5,476	4,923,233
2.88%, 07/01/31	7,025	7,024,563
Enphase Energy, Inc., 0.00% 03/01/28(a)	11,669	10,869,901
Eos Energy Enterprises, Inc., 1.75%, 12/01/31(b)	12,175	7,335,547
Fluence Energy, Inc., 2.25%, 06/15/30	8,250	8,609,305
Plug Power, Inc., 6.75%, 12/01/33(b)	8,725	9,942,114
SolarEdge Technologies, Inc., 2.25%, 07/01/29	7,100	10,600,967
Sunrun, Inc., 4.00%, 03/01/30	10,167	10,325,160
		69,630,790
Engineering & Construction — 0.4%
Fluor Corp., 1.13%, 08/15/29	12,095	15,672,387
Granite Construction, Inc., 3.25%, 06/15/30	8,450	13,767,316
		29,439,703
Entertainment — 2.7%
DraftKings Holdings, Inc., 0.00% 03/15/28(a)	27,075	25,166,769
Security	Par (000)	Value
Entertainment (continued)
IMAX Corp., 0.75%, 11/15/30(b)	$5,100	$6,558,735
Liberty Live Holdings, Inc., 2.38%, 09/30/53(b)	23,375	41,261,609
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27	10,000	12,616,410
Live Nation Entertainment, Inc.
2.88%, 01/15/30	23,778	27,494,636
2.88%, 10/15/31(b)	29,684	32,024,428
3.13%, 01/15/29	21,065	35,858,619
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	12,225	12,046,508
		193,027,714
Environmental Control — 0.3%
PureCycle Technologies, Inc., 4.75%, 07/01/32	6,000	5,269,578
Tetra Tech, Inc., 2.25%, 08/15/28	11,689	12,887,248
		18,156,826
Food — 0.4%
Chefs' Warehouse, Inc. (The), 2.38%, 12/15/28	6,050	16,055,246
Post Holdings, Inc., 2.50%, 08/15/27	11,600	12,102,812
		28,158,058
Gas — 0.3%
UGI Corp., 5.00%, 06/01/28	14,600	20,084,962
Health Care - Products — 3.5%
Adaptive Biotechnologies Corp., 0.00% 07/01/31(a)(b)	8,200	9,902,316
Alphatec Holdings, Inc., 0.75%, 03/15/30	8,530	8,387,430
Enovis Corp., 3.88%, 10/15/28	9,219	9,219,446
Envista Holdings Corp., 1.75%, 08/15/28	10,050	9,972,980
Guardant Health, Inc.
0.00%, 11/15/27(a)	10,340	13,432,075
0.00%, 05/15/33(a)(b)	8,450	12,986,310
1.25%, 02/15/31	12,625	34,002,427
Haemonetics Corp., 2.50%, 06/01/29	15,000	15,778,831
Integer Holdings Corp., 1.88%, 03/15/30	20,683	21,874,660
IRhythm Holdings, Inc., 1.50%, 09/01/29	13,925	15,253,811
Lantheus Holdings, Inc., 2.63%, 12/15/27	12,100	15,869,901
LivaNova PLC, 2.50%, 03/15/29	7,030	9,367,244
Merit Medical Systems, Inc., 3.00%, 02/01/29	15,075	17,671,033
Repligen Corp., 1.00%, 12/15/28	12,046	12,542,205
Sumisho Air Lease Corp., 0.00% 03/15/32(a)(b)	5,825	5,193,315
Tandem Diabetes Care, Inc., Series 2024, 1.50%, 03/15/29	7,025	7,112,812
Tempus AI, Inc.
0.00%, 05/15/32(a)(b)	10,629	10,341,314
0.75%, 07/15/30	15,800	15,005,827
TransMedics Group, Inc., 1.50%, 06/01/28	9,325	10,717,518
		254,631,455
Health Care - Services — 0.6%
Alignment Healthcare, Inc., 4.25%, 11/15/29	6,700	8,702,327
Brookdale Senior Living, Inc., 3.50%, 10/15/29	750	1,319,353
Oscar Health, Inc., 2.25%, 09/01/30(b)	8,625	13,346,213
Teladoc Health, Inc., 1.25%, 06/01/27	20,815	20,195,421
		43,563,314
Holding Companies - Diversified — 6.0%
Bitdeer Technologies Group
4.00%, 11/15/31(b)	8,850	8,648,290
4.88%, 07/01/31(b)	7,900	8,494,237
5.00%, 03/01/32(b)	7,825	11,036,363
Bitfarms Ltd., 1.38%, 01/15/31(b)	11,550	11,016,905
Cipher Digital, Inc., 0.00% 10/01/31(a)(b)	27,450	45,365,415

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Cleanspark, Inc.
0.00%, 06/15/30(a)	$14,075	$18,056,867
0.00%, 02/15/32(a)(b)	24,225	24,128,422
Core Scientific, Inc.
0.00%, 06/15/31(a)(b)	13,125	16,457,820
3.00%, 09/01/29(b)	9,700	19,916,536
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 08/15/28(b)	8,100	11,808,650
IREN Ltd.
0.00%, 07/01/31(a)(b)	21,250	16,407,309
0.25%, 06/01/32(b)	24,275	22,696,981
1.00%, 12/01/33(b)	63,352	47,948,297
Series 33, 1.00%, 06/01/33(b)	24,225	22,915,091
MARA Holdings, Inc.
0.00%, 03/01/30(a)	13,325	12,782,378
0.00%, 06/01/31(a)	6,600	6,220,971
0.00%, 08/01/32(a)(b)	21,550	19,212,264
2.13%, 09/01/31	5,925	6,015,555
Riot Platforms, Inc., 0.75%, 01/15/30	12,225	19,337,277
Terawulf, Inc.
0.00%, 05/01/32(a)(b)	21,369	25,565,840
1.00%, 09/01/31(b)	21,050	34,609,204
2.75%, 02/01/30(b)	10,875	24,711,102
		433,351,774
Home Builders — 0.4%
LCI Industries, 3.00%, 03/01/30	9,125	10,012,035
Meritage Homes Corp., 1.75%, 05/15/28	11,775	11,691,757
Winnebago Industries, Inc., 3.25%, 01/15/30	6,975	6,488,931
		28,192,723
Household Products & Wares — 0.1%
Spectrum Brands, Inc., 3.38%, 06/01/29	6,846	7,172,703
Internet — 9.1%
Alibaba Group Holding Ltd., 0.50%, 06/01/31	105,250	145,280,430
DoorDash, Inc., 0.00% 05/15/30(a)	57,900	58,353,400
Etsy, Inc.
0.13%, 10/01/26	10,336	10,588,730
0.13%, 09/01/27	13,823	13,144,190
0.25%, 06/15/28	21,475	19,687,277
1.00%, 06/15/30	15,050	18,339,762
Farfetch Ltd., 3.75%, 05/01/27(c)(d)	2,275	11,326
Hims & Hers Health, Inc.
0.00%, 05/15/30(a)(b)	20,383	16,958,909
0.00%, 06/01/32(a)(b)	8,725	10,464,051
iQIYI, Inc., 4.63%, 03/15/30	6,800	6,369,592
JD.com, Inc., 0.25%, 06/01/29	41,975	43,802,395
Lyft, Inc.
0.00%, 09/15/30(a)(b)	10,175	10,281,312
0.63%, 03/01/29	10,250	11,043,914
MakeMyTrip Ltd., 0.00% 07/01/30(a)	29,350	27,268,434
Match Group Financeco 3, Inc., 2.00%, 01/15/30(b)	11,735	10,843,948
Robinhood Markets, Inc., 0.00% 10/01/29(a)(b)	47,270	45,344,361
Sea Ltd., 0.25%, 09/15/26	16,175	16,090,184
Snap, Inc.
0.13%, 03/01/28	10,414	9,597,967
0.50%, 05/01/30	15,689	12,905,078
Trip.com Group Ltd., 0.75%, 06/15/29	31,825	32,659,035
Trump Media & Technology Group Corp., 0.00% 05/29/28(a)(b)	21,050	20,170,786
Security	Par (000)	Value
Internet (continued)
Uber Technologies, Inc.
0.00%, 05/15/28(a)	$24,525	$27,449,386
Series 2028, 0.88%, 12/01/28	36,325	42,771,553
Vnet Group, Inc.
2.00%, 10/01/27(b)	5,350	6,146,771
2.50%, 04/01/30	8,300	8,299,971
Weibo Corp., 1.38%, 12/01/30	6,825	7,078,086
Wix.com Ltd., 0.00% 09/15/30(a)(b)	24,250	18,960,139
Ziff Davis, Inc., 3.63%, 03/01/28(b)	5,085	5,127,944
		655,038,931
Leisure Time — 0.8%
NCL Corp. Ltd.
0.75%, 09/15/30(b)	30,625	28,206,368
0.88%, 04/15/30	7,825	8,164,471
Patrick Industries, Inc., 1.75%, 12/01/28	5,450	7,631,369
Peloton Interactive, Inc., 5.50%, 12/01/29	7,075	12,038,019
		56,040,227
Machinery — 1.4%
Bloom Energy Corp., 0.00% 11/15/30(a)(b)	52,749	74,094,818
BWX Technologies, Inc., 0.00% 11/01/30(a)(b)	26,305	25,385,128
		99,479,946
Manufacturing — 0.2%
JBT Marel Corp., 0.38%, 09/15/30(b)	11,625	11,666,570
Media — 0.5%
Cable One, Inc., 1.13%, 03/15/28	6,116	2,672,111
Sirius XM Holdings, Inc., 3.75%, 03/15/28	12,094	13,823,258
Sphere Entertainment Co., 3.50%, 12/01/28	5,450	22,212,198
		38,707,567
Metal Fabricate & Hardware — 0.1%
Xometry, Inc., 0.75%, 06/15/30	5,200	10,457,929
Mining — 2.3%
Almonty Industries, Inc., 2.25%, 07/01/31(b)	17,750	16,020,166
B2Gold Corp., 2.75%, 02/01/30(b)	9,688	13,545,264
Centrus Energy Corp.
0.00%, 08/15/32(a)(b)	16,880	17,697,124
2.25%, 11/01/30	8,250	17,050,687
Denison Mines Corp., 4.25%, 09/15/31(b)	7,275	9,807,994
Endeavour Silver Corp., 0.25%, 01/15/31(b)	7,375	7,253,791
Energy Fuels, Inc./Canada, 0.75%, 11/01/31(b)	14,475	13,163,448
First Majestic Silver Corp., 0.13%, 01/15/31(b)	7,200	7,624,837
i-80 Gold Corp., 3.75%, 04/15/31(b)	5,550	5,863,493
Lithium Argentina AG, 1.75%, 01/15/27	4,690	4,588,960
MP Materials Corp., 3.00%, 03/01/30(b)	18,266	37,241,113
Osisko Gold Group, Inc., 4.13%, 06/15/31(b)	7,500	7,721,798
Vizsla Silver Corp., 5.00%, 01/15/31(b)	5,800	5,803,075
		163,381,750
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 3.75%, 03/15/30	6,950	2,573,446
Oil & Gas — 0.9%
Borr Drilling Ltd., 3.50%, 05/01/33(b)	6,450	5,771,760
Crescent Energy Co., 2.75%, 03/15/31(b)	14,425	15,213,197
Kosmos Energy Ltd., 3.13%, 03/15/30	7,825	6,037,341
Nabors Industries, Inc., 1.75%, 06/15/29	4,550	4,307,101
Northern Oil & Gas, Inc., 3.63%, 04/15/29	14,825	14,656,189
Sable Offshore Corp., 6.50%, 07/01/31	6,300	9,443,214

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Transocean International Ltd.
4.63%, 09/30/29(b)	$2,275	$3,815,902
4.63%, 09/30/29	2,800	4,685,731
		63,930,435
Oil & Gas Services — 0.9%
Atlas Energy Solutions, Inc., 0.50%, 04/15/31(b)	9,470	9,677,589
Liberty Energy, Inc.
0.00%, 03/01/31(a)(b)	16,049	14,045,374
0.00%, 03/01/32(a)(b)	10,440	8,567,647
ProPetro Holding Corp., 0.00% 11/15/31(a)(b)	13,967	11,606,580
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31	15,575	18,529,611
		62,426,801
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc., 2.00%, 03/15/29	6,825	6,185,493
Dexcom, Inc., 0.38%, 05/15/28	26,025	24,786,013
Herbalife Ltd., 4.25%, 06/15/28	5,250	5,919,781
Indivior Pharmaceuticals, Inc., 0.63%, 03/15/31(b)	10,387	12,385,002
Jazz Investments I Ltd., 3.13%, 09/15/30	21,391	37,757,474
Mirum Pharmaceuticals, Inc., 0.00% 06/01/32(a)(b)	14,250	14,513,684
Pacira BioSciences, Inc., 2.13%, 05/15/29	5,950	6,080,053
Zoetis, Inc., 0.25%, 06/15/29(b)	41,700	38,253,799
		145,881,299
Pipelines — 0.2%
Golar LNG Ltd., 2.75%, 12/15/30	12,100	13,628,867
Real Estate — 0.4%
Compass, Inc., 0.25%, 04/15/31(b)	21,046	21,939,258
Redfin Corp., 0.50%, 04/01/27	9,725	9,448,859
		31,388,117
Real Estate Investment Trusts — 4.3%
Arbor Realty Trust, Inc., 6.25%, 07/01/29(b)	6,500	6,189,885
Blackstone Mortgage Trust, Inc., 5.50%, 03/15/27	5,272	5,242,554
Boston Properties LP, 2.00%, 10/01/30(b)	20,400	20,019,094
COPT Defense Properties LP, 5.25%, 09/15/28(b)	7,013	9,230,189
Digital Realty Trust LP, 1.88%, 11/15/29(b)	24,925	27,143,978
Federal Realty OP LP, 3.25%, 01/15/29(b)	9,925	10,955,320
Fermi, Inc., 5.00%, 07/15/31(b)	9,000	8,952,660
Healthcare Realty Holdings LP, 3.00%, 01/15/32(b)	14,575	15,264,946
IIP Operating Partnership LP, 6.00%, 06/15/29(b)	8,000	8,443,041
Kimco Realty OP LLC, 3.50%, 06/15/31(b)	13,100	13,358,885
Kite Realty Group LP, 3.25%, 04/15/32(b)	7,000	6,973,330
Pebblebrook Hotel Trust
1.63%, 01/15/30(b)	8,325	11,004,193
1.75%, 12/15/26	5,185	5,109,486
PennyMac Corp., 8.50%, 06/01/29	7,350	7,438,557
Realty Income Corp., 3.50%, 01/15/29(b)	17,625	18,298,539
Redwood Trust, Inc., 7.75%, 06/15/27	5,625	5,675,250
Rexford Industrial Realty LP
4.13%, 03/15/29(b)	11,500	11,379,611
4.38%, 03/15/27(b)	12,400	12,374,351
Starwood Property Trust, Inc., 6.75%, 07/15/27	7,325	7,413,207
Tanger Properties LP, 2.38%, 01/15/31(b)	4,725	5,142,332
Welltower OP LLC
2.75%, 05/15/28(b)	21,675	53,099,418
3.13%, 07/15/29(b)	21,800	40,347,049
		309,055,875
Retail — 1.8%
Cheesecake Factory, Inc., 2.00%, 03/15/30	12,096	18,479,127
Cracker Barrel Old Country Store, Inc., 1.75%, 09/15/30	7,275	7,715,217
Security	Par (000)	Value
Retail (continued)
Freshpet, Inc., 3.00%, 04/01/28	$8,100	$9,400,648
GameStop Corp.
0.00%, 04/01/30(a)	31,500	31,558,723
0.00%, 06/15/32(a)	56,700	56,653,948
Shake Shack, Inc., 0.00% 03/01/28(a)	4,750	4,413,823
		128,221,486
Semiconductors — 5.7%
Amkor Technology, Inc., 0.00% 07/15/31(a)(b)	23,975	22,365,254
Camtek Ltd., 0.00% 09/15/30(a)(b)	10,425	15,028,773
Cohu, Inc., 1.50%, 01/15/31(b)	5,875	11,489,173
MACOM Technology Solutions Holdings, Inc., 0.00% 12/15/29(a)	7,250	11,769,120
Microchip Technology, Inc.
0.00%, 02/15/30(a)(b)	19,041	20,313,988
0.75%, 06/01/30	27,105	28,148,205
MKS, Inc., 1.25%, 06/01/30	29,479	60,451,089
Nova Ltd., 0.00% 09/15/30(a)(b)	15,625	22,711,983
ON Semiconductor Corp.
0.00%, 05/01/27(a)	16,950	26,950,455
0.00%, 05/01/31(a)(b)	31,966	29,965,231
0.50%, 03/01/29	31,087	35,194,755
Onto Innovation, Inc., 0.00% 06/01/31(a)(b)	32,450	35,227,309
Penguin Solutions, Inc., 0.00% 08/01/31(a)(b)	15,500	13,785,536
Semtech Corp., 0.00% 10/15/30(a)(b)	8,300	12,275,831
SiTime Corp., 0.00% 06/15/31(a)	28,932	27,806,232
Synaptics, Inc., 0.75%, 12/01/31	9,475	12,659,419
Ultra Clean Holdings, Inc., 0.00% 03/15/31(a)(b)	12,725	16,593,146
Wolfspeed, Inc., 3.50%, 03/15/31(b)	6,800	9,978,744
		412,714,243
Software — 17.5%
Akamai Technologies, Inc.
0.00%, 05/15/30(a)(b)	37,312	34,905,702
0.00%, 05/15/32(a)(b)	39,162	35,667,108
0.25%, 05/15/33	35,480	50,767,852
0.38%, 09/01/27	23,826	28,336,681
1.13%, 02/15/29	27,050	31,954,303
Alkami Technology, Inc., 1.50%, 03/15/30	7,150	6,843,471
Bandwidth, Inc., 0.00% 07/01/32(a)(b)	7,625	6,922,885
Bentley Systems, Inc., 0.38%, 07/01/27	11,525	11,085,410
BILL Holdings, Inc., 0.00% 04/01/30(a)	28,625	25,238,729
BlackLine, Inc., 1.00%, 06/01/29	13,593	12,675,910
Box, Inc., 1.50%, 09/15/29	9,676	10,081,708
Cloudflare, Inc., 0.00% 06/15/30(a)	42,325	58,573,647
Commvault Systems, Inc., 0.00% 09/15/30(a)(b)	18,775	16,653,660
CoreWeave, Inc.
1.75%, 12/01/31(b)	54,487	51,311,696
1.75%, 10/01/32(b)	85,266	75,260,898
Datadog, Inc., 0.00% 12/01/29(a)	21,050	30,586,702
DigitalOcean Holdings, Inc., 0.00% 12/01/26(a)	5,925	6,159,607
Dropbox, Inc., 0.00% 03/01/28(a)	13,895	15,256,144
Evolent Health, Inc., 3.50%, 12/01/29	7,575	5,310,100
Five9, Inc., 1.00%, 03/15/29	15,872	14,523,988
Guidewire Software, Inc., 1.25%, 11/01/29	14,526	14,759,596
Life360, Inc., 0.00% 06/01/30(a)	6,725	6,939,017
Nebius Group NV
1.00%, 09/15/30(b)	33,307	53,240,657
1.25%, 03/15/31(b)	55,025	72,347,394
2.00%, 06/05/29(b)	10,275	38,246,320
2.63%, 03/15/33(b)	37,125	49,269,064
2.75%, 09/15/32(b)	33,307	52,331,739

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.00%, 06/05/31(b)	$10,225	$38,431,828
Nutanix, Inc.
0.25%, 10/01/27	10,525	12,663,716
0.50%, 12/15/29	18,350	19,100,275
PagerDuty, Inc., 1.50%, 10/15/28	8,125	7,632,996
Planet Labs PBC, 0.50%, 10/15/30(b)	9,600	18,735,927
Porch Group, Inc., 6.75%, 10/01/28(b)	6,600	6,833,086
Progress Software Corp., 3.50%, 03/01/30	8,796	8,730,387
SharonAI Holdings, Inc.
4.75%, 06/15/32(b)	14,575	13,136,862
6.00%, 05/01/31	7,500	9,394,169
Snowflake, Inc.
0.00%, 10/01/27(a)	24,203	45,792,970
0.00%, 10/01/29(a)	24,742	49,016,097
Strategy, Inc.
0.00%, 12/01/29(a)	31,400	27,757,870
0.00%, 03/01/30(a)	41,700	37,729,459
0.63%, 09/15/28	21,000	21,917,024
0.63%, 03/15/30	18,850	19,521,268
0.88%, 03/15/31	12,200	11,397,918
2.25%, 06/15/32	16,235	16,004,028
Tyler Technologies, Inc., 0.50%, 07/15/31(b)	31,281	31,873,345
Unity Software, Inc.
0.00%, 11/15/26(a)	8,550	8,440,279
0.00%, 03/15/30(a)	14,996	17,801,429
Vertex, Inc., 0.75%, 05/01/29	6,925	6,297,360
Workiva, Inc., 1.25%, 08/15/28	13,950	13,257,425
		1,256,715,706
Telecommunications — 3.2%
Applied Digital Corp., 2.75%, 06/01/30	9,475	28,313,228
AST SpaceMobile, Inc.
1.63%, 02/01/34(b)	24,217	24,588,891
2.00%, 01/15/36(b)	24,775	21,334,833
2.25%, 04/15/36(b)	22,825	18,290,674
2.38%, 10/15/32(b)	6,200	7,155,058
Ciena Corp., 0.00% 09/15/31(a)(b)	60,897	57,794,034
GDS Holdings Ltd., 2.25%, 06/01/32	11,275	14,261,732
InterDigital, Inc., 3.50%, 06/01/27	7,925	31,291,814
Keel Infrastructure Corp., 1.25%, 01/15/32(b)	10,400	9,307,175
Uniti Group, Inc., 7.50%, 12/01/27	5,775	6,525,862
Viavi Solutions, Inc., 0.63%, 03/01/31(b)	5,200	14,650,244
		233,513,545
Transportation — 0.8%
Knight-Swift Transportation Holdings, Inc., 1.00%, 11/15/31(b)	31,279	34,164,306
Scorpio Tankers, Inc., 1.75%, 04/15/31(b)	12,100	12,468,605
World Kinect Corp., 3.25%, 07/01/28	7,075	10,530,311
		57,163,222
Security	Par (000)	Value
Trucking & Leasing — 0.1%
Greenbrier Companies, Inc. (The), 2.88%, 04/15/28	$7,673	$8,782,432
Venture Capital — 0.1%
Hercules Capital, Inc., 4.75%, 09/01/28(b)	5,575	5,478,178
Total Convertible Bonds — 98.2% (Cost: $6,760,485,130)		7,058,857,279
	Shares
Common Stocks
Health Care Providers & Services — 0.1%
Brookdale Senior Living, Inc.(d)	750,000	10,950,000
Semiconductors & Semiconductor Equipment — 0.0%
Wolfspeed, Inc., NVS(d)(e)	50,000	1,181,000
Total Common Stocks — 0.1% (Cost $13,396,718)		12,131,000
Total Long-Term Investments — 98.3% (Cost: $6,773,881,848)		7,070,988,279
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(f)(g)(h)	1,210,779	1,211,142
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)	66,910,000	66,910,000
Total Short-Term Securities — 1.0% (Cost: $68,121,041)		68,121,142
Total Investments — 99.3% (Cost: $6,842,002,889)		7,139,109,421
Other Assets Less Liabilities — 0.7%		51,005,624
Net Assets — 100.0%		$7,190,115,045

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Convertible Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,813,810	$—	$(19,602,136)(a)	$(633)	$101	$1,211,142	1,210,779	$82,846 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,050,000	47,860,000 (a)	—	—	—	66,910,000	66,910,000	1,458,975	—
				$(633)	$101	$68,121,142		$1,541,821	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$7,058,857,279	$—	$7,058,857,279
Common Stocks	12,131,000	—	—	12,131,000
Short-Term Securities
Money Market Funds	68,121,142	—	—	68,121,142
	$80,252,142	$7,058,857,279	$—	$7,139,109,421

Portfolio Abbreviation
NVS	Non-Voting Shares